Note 3 - Debt (Details Textual) - Revolving Credit Facility [Member] - JPMorgan Chase Bank N.A. [Member]	May 08, 2015 USD ($)	Mar. 31, 2016 USD ($)
Minimum [Member]
Ratio of Indebtedness to Net Capital	1
Line of Credit Facility, Initiation Date	May 08, 2015
Line of Credit Facility, Expiration Date	Apr. 30, 2016
Long-term Line of Credit		$ 0
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000,000
Line of Credit Facility, Covenant Terms, Minimum Tangible Net Worth	57,000,000
Line of Credit Facility, Covenant Terms, Net Income Minimum	$ 1